Employee benefits	12 Months Ended
Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Employee benefits

28. Employee benefits

Employee benefits are analyzed as follows:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Employee severance indemnity	5,677	4,936
Jubilee benefits	228	213
Other post-employment plans	1,228	979
Long term incentive plan	—	169
Stock grant plan	280	1,353
Other share-based compensation	—	665
Total employee benefits	7,413	8,315

Defined benefit obligations - Italian employee severance indemnity (TFR)

Trattamento di fine rapporto or “TFR” relates to the amounts that employees in Italy are entitled to receive when they leave the company and is calculated based on the period of employment and the taxable earnings of each employee. Under certain conditions the entitlement may be partially advanced to an employee during the employee’s working life.

The Italian legislation regarding this scheme was amended by Law 296 of 27 December 2006 and subsequent decrees and regulations issued in the first part of 2007. Under these amendments, companies with at least 50 employees are obliged to transfer the TFR to the “Treasury fund” managed by the Italian state-owned social security body (“INPS”) or to supplementary pension funds. Prior to the amendments, accruing TFR for employees of all Italian companies could be managed by the company itself. Consequently, the Italian companies’ obligation to INPS and the contributions to supplementary pension funds take the form, under IAS 19 revised, of “Defined contribution plans” whereas the amounts recorded in the provision for employee severance pay retain the nature of “Defined benefit plans”. Accordingly, the provision for employee severance indemnity in Italy consists of the residual obligation for TFR until December 31, 2006. This is an unfunded defined benefit plan as the benefits have already been almost entirely earned, with the sole exception of future revaluations. Since 2007 the scheme has been classified as a defined contribution plan, and the Group recognizes the associated cost, being the required contributions to the pension funds, over the period in which the employee renders service.

Jubilee benefits

The Jubilee benefits scheme is applicable to companies incorporated in Germany. Upon retirement, employees are eligible to receive a sum payment depending on the number of years of service within the Group.

Other post-employment plans

Other post-employment plan of the Group are “Beneficios por Retiro, Prima de Antigüedad y Beneficios por Terminación” for Mexican companies and severance payment provision for Slovak companies.

Defined benefits obligation

The Group’s liabilities for employee benefits are as follows:

	Trattamento Fine Rapporto	Jubilee Benefits	Beneficio por Retiro / Terminacion	Severance Payment Slovakia	Total
	(EUR thousand)
At January 1, 2022	5,895	253	659	40	6,847
Interest cost	55	3	60	—	118
Current service cost	497	31	178	6	712
Benefits paid	(603)	(25)	(114)	(6)	(748)
Actuarial gains and losses	(908)	(49)	68	(1)	(890)
Exchange rate differences	—	—	89	—	89
At December 31, 2022	4,936	213	940	39	6,128

Recognized in the consolidated income statement	551	(16)	238	6	780
Recognized in the other comprehensive income	(908)	—	68	(1)	(841)

At January 1, 2023	4,936	213	940	39	6,128
Acquisition of Perugini S.r.l.	387	—	—	—	387
Interest cost	178	6	83	2	269
Current service cost	353	26	259	9	647
Benefits paid	(422)	(21)	(233)	(15)	(691)
Actuarial gains and losses	245	4	(9)	10	250
Exchange rate differences	—	—	143	—	143
At December 31, 2023	5,677	228	1,183	45	7,133

Recognized in the consolidated income statement	531	36	341	11	919
Recognized in the other comprehensive income	245	—	(9)	10	246

A major assumption taken into account in the valuation of pension and other post-employment benefit obligations is the discount rate. In accordance with IAS 19 – Employee Benefits, the rates were determined by currency areas and by reference to the return on high-quality private bonds with a maturity equal to the term of the plans or the return on government bonds when the private market has insufficient liquidity. The return on plan assets is determined based on the allocation of the assets and the discount rates used.

The principal assumptions used for determining the obligations under the plan described are as follows:

At December 31, 2023

	Severance indemnity
	Italy	Germany	Mexico	Slovakia
Discount Rate %	3.17%	2.80%	9.25%	3.17%
Future salary increase %	0.50%	—	4.50%	6.00%
Inflation rate %	2.00%	—	3.50%	—

At December 31, 2022

	Severance indemnity
	Italy	Germany	Mexico	Slovakia
Discount Rate %	3.77%	3.10%	9.25%	3.77%
Future salary increase %	0.50%	—	4.50%	6.00%
Inflation rate %	2.30%	—	3.50%	—

The discount rates used for the measurement of the pension plan obligation (including Italian TFR obligation) are based on yields of high-quality fixed income securities for which the timing and amounts of payments match the timing and amounts of the projected benefit payments. The main variation is due to Italian TFR, whose average duration is approximately 12.8 years. Retirement or employee leaving rates are developed to reflect actual and projected Group experience and legal requirements for retirement.

A quantitative sensitivity analysis for significant assumptions impacting defined benefits obligation as at December 31, 2023 and December 31, 2022 is reported as follows:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Turnover rate +1,00%	19	31
Turnover rate -1,00%	(21)	(34)
Inflation rate +0,25%	82	72
Inflation rate -0,25%	(80)	(70)
Annual discount rate +0,25%	(111)	(97)
Annual discount rate -0,25%	115	101

The above sensitivity analysis on TFR is based on reasonable changes in key assumptions occurring at the end of the reporting period, keeping all other assumptions constant.

Such analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation from one another.

Long-term incentive plan

In order to align the interests of management with those of the shareholders, the Group established a medium/ long-term incentive plan linking remuneration and performance. The Board of Directors approved a compensation plan called the “Long-term Incentive plan” for 2020-2023. The four-year plan included a selected number of top management and/ or key people and was based on achieving certain key performance indicators under the Group's long-term industrial plan targets.

On April 11, 2022 the Board of Directors approved an amendment to the "Restricted Stock Grant Plan Stevanato Group S.p.A. 2021-2027", in order to allow the entry of new beneficiaries in 2022, previously involved in the compensation plan called "Long Term Incentive 2020-2023". In accordance with specific rules, existing and new beneficiaries relating to the first vesting period coexisted during 2022 under the "Restricted Stock Grant Plan Stevanato Group S.p.A. 2021-2027". Through such amendment, beneficiaries of the Long Term Incentive 2020-2023 were offered the possibility of becoming beneficiaries of the "Restricted Stock Grant Plan Stevanato Group S.p.A. 2021-2027" in 2022 by using the rights deriving from the participation in the Long-Term Incentive 2020-2023 in the meantime accrued to them, but providing, that the free of charge transfer of the property of a certain number of Stevanato Group S.p.A. shares should have been done after the end of the First Vesting Period, after having verified the actual achievement of the Performance Objectives (in terms of consolidated revenue and EBITDA) set for such vesting period and the continuation of the employment relationship.

The letters of assignment of shares were issued to beneficiaries on May 12, 2022 and from that date the amendment of the incentive plans produced its accounting effects for those beneficiaries who accepted the incentive plan modification.

The Group’s liability for the Long-term Incentive plan is as follows:

Long Term Incentive Plan 2020-2023
(EUR thousand)
At January 1, 2022	3,653
Interest cost	63
Current service cost	(928)
Actuarial gains and losses *	(2,619)
At December 31, 2022	169
Benefits paid	(169)
At December 31, 2023	—

*According to IAS 19, actuarial gains and losses are recognized in profit or loss

Restricted Stock Grant Plan 2021-2027

At the Shareholders’ Meeting of Stevanato Group held on March 4, 2021, a share-based incentive plan, referred to as the “Restricted Stock Grant Plan 2021-2027”, was approved. This plan included individuals who play a strategic role in the Group related to the economic and strategic development of the Group and aligns their interests to those of the shareholders and other stakeholders of the Company, during the period between January 1, 2021 and December 31, 2026.

The Stock Grant Plan originally provided for three two-year vesting periods, between January 1, 2021 and December 31, 2022 (First Vesting Period), January 1, 2023 and December 31, 2024 (Second Vesting Period), January 1, 2025 and December 2026 (Third Vesting Period). On April 11, 2022 the Board of Directors approved an amendment to the "Restricted Stock Grant Plan Stevanato Group S.p.A. 2021-2027", to allow the entry in 2022 of new beneficiaries, previously involved in "Long Term Incentive 2020- 2023". Through such amendment, (i) the total duration of the "Restricted Stock Grant Plan Stevanato Group S.p.A. 2021-2027" was limited to the First Vesting Period only and (ii) the beneficiaries were divided into two categories: the initial beneficiaries and the new beneficiaries to whom specific rules applied.

At the beginning of the vesting period, a certain number of Stevanato Group ordinary shares – linked with the achievement of specific targets in terms of consolidated revenue and EBITDA within the end of the Vesting Period – was assigned free of charge to the initial beneficiaries. EBITDA is defined as net profit before income taxes, finance income, finance expense, depreciation and amortization. The assigned shares were subject to the prohibition to sell and to the selling commitment in accordance with a one-year lock-up period.

The transfer of ownership of the shares was finalized after each initial beneficiary had signed an agreement which binded the beneficiaries to re-sell to Stevanato Group, fully or partially, the Shares assigned to them in case the targets provided for the vesting period in relation to which the shares were assigned should not have been totally or partially achieved. A similar obligation was provided if, within the end of the vesting period, the employment relationship would have terminated.

In the event of over-performances related to the Key Indicators of Performance, initial beneficiaries were granted, free of charge, an additional number of Stevanato Group shares related to the vesting period in which the targets were exceeded and the additional shares assigned would have been subject to the time-limited prohibition to sell.

On June 3, 2021 a total of n. 236,988 ordinary shares, which were previously held in treasury, were assigned to the initial beneficiaries of the plan, subject to the aforementioned conditions and restrictions.

The fair value measurement of the stock grant plan for the initial beneficiaries consists of the following components:

- a first IAS 19 component linked to the cash settlement of the amount equal to the consideration already determined at which Stevanato Group S.p.A. would have repurchased the shares in the cases provided for by the plan regulation. This component was immediately vested at the time of the assignment of the shares. It generated expenses counterbalanced with the employee benefits liability;

- a second IFRS 2 component related to the benefit associated with the value of the stock. It is valued as stock option with a strike price equal to the value corresponding to the consideration the employees gave up in cash when the stock option was exercised. It generated expenses counterbalanced in a dedicated equity reserve among "other reserves".

On May 12, 2022, Stevanato Group S.p.A. sent, to the new beneficiaries of shares, a letter granting them the right to obtain the transfer free of charge of a certain number of shares if the performance targets, in terms of consolidated revenue and EBITDA provided for the vesting period in relation to which the shares were assigned, would have been achieved. New beneficiaries are individuals who play a strategic role in the Group, including its economic and strategic development, and the above right to transfer shares (subject to certain conditions) aligned their interests to those of the shareholders and other stakeholders of the Company, during the period between January 1, 2021 and December 31, 2022.

The right for each of the new beneficiaries to receive shares was conditional upon the verification by Stevanato Group's Board of Directors of the degree of achievement of each of the performance targets after the end of the first vesting period. On the basis of this assessment the number of shares indicated in the letter of attribution of rights could have been reduced based on the degree of target achievement.

At August 30, 2023 and at September 7, 2023 the ownership of the 668,859 vested shares was formally transferred to the beneficiaries (from the shares held in treasury).

The following table summarizes the IAS 19 components of the obligation expense recognized in the statement of profit or loss and amounts recognized in the statement of financial position:

Stock grant plan 2021-2027
(EUR thousand)
At January 1, 2022	1,353
Current service cost	—
At December 31, 2022	1,353
Reclassified in Equity Reserve for share-based incentive plans	(1,073)
At December 31, 2023	280

Other share-based compensation

At December 31, 2022, the Group recognized a liability for other share-based compensation amounting to EUR 665 thousand. This represented the estimate of the grant date fair value of the award for the purposes of recognizing the services received by employees during the period between service commencement date and grant date. During 2023, this liability was reclassified to a dedicated equity reserve among "other reserves" after finalization of the final grant.